UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

                           The GNMA Fund Investment
                           Accumulation Program, Inc.

                  [LOGO] THE GOVERNMENT SECURITIES INCOME FUND

Semi-Annual Report
June 30, 2005

The GNMA Fund Investment Accumulation Program, Inc.
June 30, 2005--Semi-Annual Report

To Our Shareholders:

      We are pleased to present the shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six months ended June 30, 2005.

      For the six months ended June 30, 2005, the Program generated net investment income of 4.65% as an annualized percentage of average net assets and paid dividends of $.49 per share.

      During the six months ended June 30, 2005, interest rates on 30-year Treasury securities fluctuated from a high of 4.91% in March to a low of 4.19% in June. GNMA current coupons purchased for the Program fluctuated between 5% and 5.50% during the six-month period. Principal paydowns of the GNMA pools held in the Program averaged $3.1 million per month. Purchases of Program shares averaged $17,000 per month and redemptions averaged $1.5 million per month.

      Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $16,269 of income to the Program.

      The Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program, Inc.

                                         Sincerely,


                                         /s/ Robert C. Doll, Jr.

                                         Robert C. Doll, Jr.
                                         President and Director

The GNMA Fund Investment Accumulation Program, Inc.
About Fund Performance

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Recent Performance Results

                                                                6-Month         12-Month        Standardized
As of June 30, 2005                                           Total Return    Total Return      30-Day Yield
============================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.*             +2.15%          +6.14%             4.79%
------------------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index**                                   +2.17           +6.16                --
------------------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is a market capitalization-weighted index, which consists of GNMA 30-year mortgage-backed securities with remaining maturities of 30 years or less.

Average Annual Total Return

Period Covered                                                            Return
================================================================================
One Year Ended 6/30/05                                                    +6.14%
--------------------------------------------------------------------------------
Five Years Ended 6/30/05                                                  +6.46
--------------------------------------------------------------------------------
Ten Years Ended 6/30/05                                                   +6.30
--------------------------------------------------------------------------------

The GNMA Fund Investment Accumulation Program, Inc.
Portfolio Information as of June 30, 2005

                                                                       Percent
                                                                       of Total
Asset Mix                                                            Investments
--------------------------------------------------------------------------------
Ginnie Mae MBS Certificates ........................................    98.2%
Other* .............................................................     1.8
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Expenses

Shareholders of this fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2005 and held through June 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                    Expenses Paid
                                                                Beginning         Ending          During the Period*
                                                              Account Value     Account Value      January 1, 2005
                                                             January 1, 2005    June 30, 2005      to June 30, 2005
====================================================================================================================
Actual
====================================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.              $1,000           $1,021.50             $3.22
--------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
====================================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.              $1,000           $1,021.35             $3.22
--------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Program's annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of June 30, 2005

                                                                   Face        Interest           Maturity
                                   Issue                          Amount         Rate              Date(s)                Value
                                   -----                          ------       --------           --------                -----
Government Agency         Ginnie Mae MBS Certificates           $56,615,165      5.00%      11/15/2032-7/15/2035       $ 57,128,051
Mortgage-Backed                                                  41,232,690      5.50        3/15/2032-2/15/2035         42,157,155
Obligations*--99.0%                                              15,023,771      6.00       11/15/2023-12/15/2032        15,519,451
                                                                  8,468,886      6.50        5/15/2023-4/15/2032          8,867,234
                                                                  6,766,456      7.00       3/15/2022-12/15/2030          7,192,516
                                                                  2,623,139      7.50        2/15/2022-9/15/2030          2,823,676
                                                                  1,150,424      8.00        3/15/2017-5/15/2030          1,244,908
                                                                    562,463      8.50        6/15/2016-2/15/2025            617,013
                                                                    406,660      9.00       4/15/2016-10/15/2021            444,108
                                                                    626,004      9.50       10/15/2009-11/15/2020           692,320
                                                                    451,268     10.00        2/15/2016-6/15/2018            507,423
                                                                    152,881     11.50       4/15/2013-12/15/2015            171,050
                                                                     54,023     12.00        2/15/2013-6/15/2015             61,842
                                                                      2,117     13.50             5/15/2011                   2,404
                                                                     14,674     14.50             4/15/2013                  16,973
                                                                     79,262     15.00             6/15/2013                  92,288
                                                                     26,760     16.00        3/15/2012-4/15/2012             31,211
                                                                    122,934     17.00       10/15/2011-12/15/2011           144,176
-----------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Obligations (Cost--$134,913,337)--99.0% .................................       137,713,799
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government           U.S. Treasury Bills                     2,500,000     2.824             7/21/2005               2,495,934
Obligations**--1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$2,495,934)--1.8% ............................................................         2,495,934
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$137,409,271***) --100.8% ..............................................................       140,209,733

Liabilities in Excess of Other Assets--(0.8%) ...................................................................        (1,154,535)
                                                                                                                       ------------
Net Assets--100.0% ..............................................................................................      $139,055,198
                                                                                                                       ============

* Mortgage-Backed & Asset-Backed Obligations are subject to accelerated principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at time of purchase by the Program.
*** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $137,409,271
                                                                   ============
      Gross unrealized appreciation ............................   $  2,989,788
      Gross unrealized depreciation ............................       (189,326)
                                                                   ------------
      Net unrealized appreciation ..............................   $  2,800,462
                                                                   ============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Assets, Liabilities and Capital
As of June 30, 2005

Assets:
   Investments in unaffiliated securities, at value
      (identified cost--$137,409,271) ....................................                    $140,209,733
   Cash ..................................................................                         550,903
   Interest receivable ...................................................                         627,674
   Prepaid expenses ......................................................                           3,600
                                                                                              ------------
   Total assets ..........................................................                     141,391,910
                                                                                              ------------
Liabilities:
   Payables:
      Securities purchased ...............................................    $  2,019,306
      Capital shares redeemed ............................................          72,562
      Administration fees ................................................          19,094
      Other affiliates ...................................................           1,501       2,112,463
                                                                              ------------
   Accrued expenses ......................................................                         224,249
                                                                                              ------------
   Total liabilities .....................................................                       2,336,712
                                                                                              ------------
Net Assets:

   Net Assets ............................................................                    $139,055,198
                                                                                              ============
Capital:
   Common Stock, $.01 par value, 25,000,000 shares authorized ............                    $     66,294
   Paid-in capital in excess of par ......................................                     136,418,861
   Accumulated distributions in excess of investment income--net .........    $    (47,636)
   Accumulated realized capital losses--net ..............................        (182,783)
   Unrealized appreciation--net ..........................................       2,800,462
                                                                              ------------
   Total accumulated earnings--net .......................................                       2,570,043
                                                                                              ------------
   Total capital--Equivalent to $20.98 per share based on 6,629,446 shares
      of capital stock outstanding .......................................                    $139,055,198
                                                                                              ============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Operations
For the Six Months Ended June 30, 2005

Investment Income:
   Interest ..............................................................                    $  3,691,145
Expenses:
   Transfer agent fees ...................................................    $    162,653
   Administration fees ...................................................         139,478
   Accounting services ...................................................          40,487
   Pricing services ......................................................          31,937
   Professional fees .....................................................          20,864
   Printing and shareholder reports ......................................          19,683
   Custodian fees ........................................................           7,792
   Directors' fees and expenses ..........................................           6,705
   Registration fees .....................................................           1,931
   Other .................................................................          18,714
                                                                              ------------
   Total expenses ........................................................                         450,244
                                                                                              ------------
   Investment income--net ................................................                       3,240,901
                                                                                              ------------
Unrealized Loss--Net:
   Change in unrealized appreciation on investments--net .................                        (276,501)
                                                                                              ------------
   Total unrealized loss--net ............................................                        (276,501)
                                                                                              ------------
Net Increase in Net Assets Resulting from Operations .....................                    $  2,964,400
                                                                                              ============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statements of Changes in Net Assets

                                                                               For the Six    For the Year
                                                                              Months Ended        Ended
                                                                                June 30,      December 31,
                                                                                  2005            2004
                                                                              ------------    ------------
Increase (Decrease) in Net Assets:
Operations:
   Investment income--net ................................................    $  3,240,901    $  7,033,048
   Change in unrealized appreciation--net ................................        (276,501)       (528,781)
                                                                              ------------    ------------
   Net increase in net assets resulting from operations ..................       2,964,400       6,504,267
                                                                              ------------    ------------
Dividends to Shareholders:
   Dividends to shareholders from investment income--net .................      (3,288,537)     (7,332,093)
                                                                              ------------    ------------
Capital Share Transactions:
   Net proceeds from sale of capital shares ..............................         101,895       1,276,427
   Value of shares issued to shareholders in reinvestment of dividends ...       2,955,744       6,615,268
                                                                              ------------    ------------
   Total issued ..........................................................       3,057,639       7,891,695
   Cost of capital shares reacquired .....................................      (9,032,099)    (18,190,405)
                                                                              ------------    ------------
   Net decrease in net assets resulting from capital share transactions ..      (5,974,460)    (10,298,710)
                                                                              ------------    ------------
   Total decrease in net assets ..........................................      (6,298,597)    (11,126,536)
   Beginning of period ...................................................     145,353,795     156,480,331
                                                                              ------------    ------------
   End of period* ........................................................    $139,055,198    $145,353,795
                                                                              ============    ============
 * Accumulated distributions in excess of investment income--net .........    $    (47,636)             --
                                                                              ============    ============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                              For the Six
                                             Months Ended                For the Year Ended December 31,
                                               June 30,        --------------------------------------------------
                                                 2005            2004          2003          2002          2001
                                               --------        --------      --------      --------      --------
Per Share Operating Performance:
   Net asset value, beginning of period ...    $  21.02        $  21.13      $  21.66      $  21.01      $  20.78
                                               --------        --------      --------      --------      --------
   Investment income--net .................         .48+            .99          1.05          1.19          1.28
   Realized and unrealized gain (loss)--net        (.03)           (.07)         (.55)          .67           .26
                                               --------        --------      --------      --------      --------
   Total from investment operations .......         .45             .92           .50          1.86          1.54
                                               --------        --------      --------      --------      --------
      Less dividends from investment
        income--net .......................        (.49)          (1.03)        (1.03)        (1.21)        (1.31)
                                               --------        --------      --------      --------      --------
   Net asset value, end of period .........    $  20.98        $  21.02      $  21.13      $  21.66      $  21.01
                                               ========        ========      ========      ========      ========
Total Investment Return:**
   Based on net asset value ...............        2.15%++         4.48%         2.31%         9.12%         7.60%
                                               ========        ========      ========      ========      ========
Ratios to Average Net Assets:
   Expenses ...............................         .65%*           .63%          .64%          .63%          .58%
                                               ========        ========      ========      ========      ========
   Investment income--net .................        4.65%*          4.65%         4.82%         5.59%         6.07%
                                               ========        ========      ========      ========      ========
Supplemental Data:
   Net assets, end of period (in thousands)    $139,055        $145,354      $156,480      $165,801      $169,119
                                               ========        ========      ========      ========      ========
   Portfolio turnover .....................        9.21%          24.02%        42.65%        25.34%            0%
                                               ========        ========      ========      ========      ========

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements

1. Significant Accounting Policies:

      The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature.

      The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of Investments -- Investments are valued by the Program's pricing agent, FT Interactive Data Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes -- It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(e) Paydown gains and losses are recorded as adjustments to net investment income.

2. Investment Advisory Agreement and Transactions with Affiliates:

      The Program has entered into an Administration Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"), Prudential Securities Inc., Morgan Stanley DW, Inc. and CitiGroup Global Markets, Inc. (the "Administrators"), whereby the Administrators perform certain administrative duties for the Program.

      For such services, the Administrators receive a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and have agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

      For the six months ended June 30, 2005, the Program reimbursed MLIM $1,738 for certain accounting services.

      Certain officers and/or directors of the Program are officers of MLIM.

3. Investments:

      Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended June 30, 2005 were $12,871,208 and $18,585,637, respectively.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (concluded)

4. Capital Share Transactions:

      Transactions in capital shares were as follows:

                                                                                        Dollar
For the Six Months Ended June 30, 2005                                Shares            Amount
--------------------------------------                               --------        -----------
Shares sold .....................................................       4,867        $    101,895
Shares issued to shareholders in reinvestment of dividends ......     141,346           2,955,744
                                                                     --------        ------------
Total issued ....................................................     146,213           3,057,639
Shares redeemed .................................................    (431,308)         (9,032,099)
                                                                     --------        ------------
Net decrease ....................................................    (285,095)       $ (5,974,460)
                                                                     ========        ============

                                                                                        Dollar
For the Year Ended December 31, 2004                                  Shares            Amount
------------------------------------                                 --------        -----------
Shares sold .....................................................      58,880        $  1,276,427
Shares issued to shareholders in reinvestment of dividends ......     315,384           6,615,268
                                                                     --------        ------------
Total issued ....................................................     374,264           7,891,695
Shares redeemed .................................................    (864,438)        (18,190,405)
                                                                     --------        ------------
Net decrease ....................................................    (490,174)       $(10,298,710)
                                                                     ========        ============

5. Capital Loss Carryforward:

      On December 31, 2004, the Program had a net capital loss carryforward of $165,282, of which $17,760 expires in 2011 and $147,522 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Investment Advisory Agreement

Activities of and Composition of the Board of Directors

All but one member of the Board of Directors is an independent director whose only affiliation with Merrill Lynch Investment Managers, L.P. (the "Administrator") or other Merrill Lynch affiliates is as a director of the Program and certain other funds advised by the Administrator or its affiliates. The Chair of the Board is also an independent director. New director nominees are chosen as nominees by a Nominating Committee comprised of independent directors. All independent directors also are members of the Board's Audit Committee and the independent directors meet in executive session at each in-person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in-person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent directors attends all in-person Board and Audit Committee meetings and other meetings at the independent directors' request.

Administrative Agreement -- Matters Considered by the Board

Every year, the Board considers approval of the Program's administrative agreement (the "Administrative Agreement"). The Board assesses the nature, scope and quality of the services provided to the Program by the personnel of the Administrator and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Program by certain unaffiliated service providers.

      At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Administrator and its affiliates. Among the matters considered are: (a) fees (in addition to management fees) paid to the Administrator and its affiliates by the Program, such as transfer agency fees and fees for marketing and distribution;
(b) Program operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Program's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Administrator's compliance policies and procedures; and (d) the nature, cost and character of non-administrative services provided by the Administrator and its affiliates.

      The Board believes that the Administrator is one of the most experienced global asset management firms and considers the overall services provided by the Administrator to be generally of high quality. The Board also believes that the Administrator is financially sound and well managed and notes that the Administrator is affiliated with one of America's largest financial firms. The Board works closely with the Administrator in overseeing the Administrator's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Administrator taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Directors

In the period prior to the Board meeting to consider renewal of the Administrative Agreement, the Board requests and receives materials specifically relating to the Program's Administrative Agreement. These materials include (a) information compiled by Lipper Inc. ("Lipper") on the fees and expenses and the investment performance of the Program as compared to a comparable group of funds as classified by Lipper; (b) sales and redemption data for the Program; (c) a discussion by the Program's portfolio management team of investment strategies used by the Program during its most recent fiscal year; (d) information on the profitability to the Administrator, its affiliates of the Administrative Agreement and other relationships with the Program; and (e) information provided by the Administrator concerning administrative fees charged to other clients, such as offshore funds under similar investment mandates and generally to institutional clients. The Board also considers other matters it deems important to the approval process such as payments made to the Administrator or its affiliates relating to the distribution of Program shares, services related to the valuation and pricing of Program portfolio holdings, allocation of Program brokerage fees (including the related benefits to the Administrator of "soft dollars"), the Program's portfolio turnover statistics, and direct and indirect benefits to the Administrator and its affiliates from their relationship with the Program.

Certain Specific Renewal Data

In connection with the most recent renewal of the Program's Administrative Agreement in May 2005, the independent directors' and Board's review included the following:

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Investment Advisory Agreement (concluded)

Services Provided by the Administrator -- The Board reviewed the nature, extent and quality of services provided by the Administrator, including the administrative services and the resulting performance of the Program. The Board focused primarily on the Administrator's administrative services and the Program's investment performance, having concluded that the other services provided to the Program by the Administrator were satisfactory. The Board compared Program performance -- both including and excluding the effects of the Program's fees and expenses -- to the performance of a comparable group of mutual funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Administrator's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years. For the periods ended March 31, 2005, the Program's performance after fees and expenses ranked in the second quintile for the one- and five-year periods, and in the first quintile for the three-year period. Considering these factors, the Board concluded that the Program's performance supported the continuation of the Administrative Agreement.

The Administrator's Personnel and Investment Process -- The Board reviews at least annually the Program's investment objectives and strategies. The Board discusses with senior management of the Administrator responsible for investment operations and the senior management of the Administrator's taxable fixed income investing group the strategies being used to achieve the stated objectives. Among other things, the Board considers the size, education and experience of the Administrator's investment staff, its use of technology, and the Administrator's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviews the Administrator's compensation policies and practices with respect to the Program's portfolio manager. The Board also considered the experience of Frank Viola and Teresa Giacino, the co-portfolio managers of the Program, and noted that Mr. Viola has more than 13 years experience in portfolio management and Ms. Giacino has more than 10 years experience in portfolio management. The Board noted that the Administrator and its investment staff have extensive experience in analyzing and managing the types of investments used by the Program. The Board concluded that the Program benefits from that expertise.

Management Fees and Other Expenses -- The Board reviews the Program's administrative fee rate compared to the other funds in its Lipper category. It also compares the Program's total expenses to those of other comparable funds. The Board considered the services provided to and the fees charged by the Administrator to other types of clients such as offshore funds, with similar investment mandates and noted that the fees charged by the Administrator in those cases typically exceeded those being charged to the Program. The Board also noted that, as a general matter, fees charged to institutional clients were lower than the fees charged to the Program, but believed that less extensive services were being provided to such clients. The Program's administrative fee rates were significantly lower than the median of management fees charged by comparable funds. The Board has concluded that the Program's administrative fee and fee rate and overall expense ratio are reasonable compared to those of other comparable funds.

Profitability -- The Board considers the cost of the services provided to the Program by the Administrator, and the Administrator's and its affiliates' profits in relating to the administration and distribution of the Program and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Administrator's methodology in allocating its costs to the administration of the Program and concluded that there was a reasonable basis for the allocation. The Board believes the Administrator's profits are reasonable in relation to the nature and quality of services provided.

Economies of Scale -- The Board considered the extent to which economies of scale might be realized as the assets of the Program increase and whether there should be changes in the management fee rate or structure in order to enable the Program to participate in these economies of scale. While there was no evidence to date that the Program's assets have reached a level where such economies are effectively available, the Board will continue to seek information relating to economies of scale.

Conclusion

After the independent directors deliberated in executive session, the entire Board, including all of the independent directors, approved the renewal of the existing Administration Agreement concluding that the administration fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders.

The GNMA Fund Investment Accumulation Program, Inc.
June 30, 2005--Semi-Annual Report

Officers and Directors

Robert C. Doll, Jr., President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Donald C. Burke, Vice President and Treasurer
Teresa L. Giacino, Vice President
Frank Viola, Vice President
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian and Transfer Agent

The Bank of New York
P.O. Box 974
Wall Street Station
New York, NY 10286-0974

The GNMA Fund Investment Accumulation Program, Inc.
Availability of Quarterly Schedule of Investments

The Program files its complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC'') for the first and third quarters of each fiscal year on Form N-Q. The Program's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Program's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Program uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Program voted proxies relating to securities held in the Program's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

GNMA-6/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 19, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 19, 2005